Certain Risks and Concentration - Major Customers (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)
Major customers
Revenues generated	[1]	$ 242,087	¥ 1,575,092	¥ 1,444,907	¥ 1,609,196
Customer concentration risk | Revenues | CMCC
Major customers
Revenues generated		$ 26,500	¥ 172,200	¥ 154,600	¥ 309,300
Revenues generated (in percent)		10.90%	10.90%	10.70%	19.20%
Customer concentration risk | Accounts receivable | CMCC | Amounts Due from Related Parties
Major customers
Due from CMCC		$ 9,700		¥ 48,800		¥ 63,200

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 23):Net advertising revenues 71,048 98,413 67,393 10,358Paid services revenues 276,712 122,844 139,149 21,387Cost of revenues (49,363) (29,057) (57,057) (8,770)Sales and marketing expenses (1,788) (1,277) (748) (115)General and administrative expenses (1,812) (260) (6,245) (960)